UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         21st Floor
         New York, New York  10022

13F File Number:  28-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Travers
Title:     Chief Compliance Officer
Phone:     212-847-3549

Signature, Place, and Date of Signing:

     George Travers     New York, NY     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $360,801 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A H BELO CORP                  COM CL A         001282102      623   635705 SH       SOLE                   635705        0        0
APOLLO INVT CORP               COM              03761U106      711   118637 SH       SOLE                   118637        0        0
CARE INVESTMENT TRUST INC      COM              141657106    23591  4536814 SH       SOLE                  4536814        0        0
CHIMERA INVT CORP              COM              16934Q109     5336  1528895 SH       SOLE                  1528895        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     2914    19764 SH       SOLE                    19764        0        0
GREAT PLAINS ENERGY INC        UNIT 06/15/2042  391164803     2588    45000 SH       SOLE                    45000        0        0
LIBERTY GLOBAL INC             COM SER C        530555309    17338  1096626 SH       SOLE                  1096626        0        0
LIBERTY GLOBAL INC             COM SER A        530555101     3952   248713 SH       SOLE                   248713        0        0
MANULIFE FINL CORP             PUT              56501R956     8083   461900 SH  PUT  SOLE                   461900        0        0
NRG ENERGY INC                 COM NEW          629377508     5874   226277 SH       SOLE                   226277        0        0
OIL SVC HOLDRS TR              PUT              678002956    29108   306400 SH  PUT  SOLE                   306400        0        0
PROGRESSIVE CORP OHIO          COM              743315103     7736   511995 SH       SOLE                   511995        0        0
SAFEWAY INC                    COM NEW          786514208     4502   221000 SH       SOLE                   221000        0        0
SPDR GOLD TRUST                CALL             78463V907    66210   662100 SH  CALL SOLE                   662100        0        0
SPDR TR                        PUT              78462F953    45500  2800000 SH  PUT  SOLE                  2800000        0        0
TIME WARNER CABLE INC          COM              88732J207     8998   284110 SH       SOLE                   284110        0        0
TRANSATLANTIC HLDGS INC        COM              893521104     5746   132615 SH       SOLE                   132615        0        0
ZIONS BANCORPORATION           PUT              989701957   121991  1458000 SH  PUT  SOLE                  1458000        0        0